Submission	Jul. 29, 2025
Submission [Line Items]
Central Index Key	0001181848
Registrant Name	SKYBRIDGE OPPORTUNITY FUND LLC
Form Type	N-2
Submission Type	N-2
Fee Exhibit Type	EX-FILING FEES